As filed with the Securities and Exchange Commission on December 3, 2013
1933 Act Registration File No. 333-62298
1940 Act File No. 811-10401

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	413	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	415	[X]

TRUST FOR PROFESSIONAL MANAGERS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
 (Registrant’s Telephone Number, including Area Code) (414) 287-3338

Rachel A. Spearo, Esq.
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:
Carol A. Gehl, Esq.
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202
(414) 273-3500

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box)

[ X]	Immediately upon filing pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485 (a)(1).
[ ]	60 days after filing pursuant to Rule 485 (a)(1).
[ ]	75 days after filing pursuant to Rule 485 (a)(2).
[ ]	on (date) pursuant to Rule 485 (a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment incorporates by reference Parts A and B of the Trust’s Post-Effective Amendment No. 383, filed on June 26, 2013.  The sole purpose of this Post-Effective Amendment No. 413 is to file exhibits.

TRUST FOR PROFESSIONAL MANAGERS
PART C

SNOW CAPITAL SMALL CAP VALUE FUND
SNOW CAPITAL OPPORTUNITY FUND

OTHER INFORMATION

Item 28.    Exhibits.

(a)			Declaration of Trust.
	(1)	(i)
Amended and Restated Certificate of Trust was previously filed with Registrant’s Post-Effective Amendment No. 84 to its Registration Statement on Form N-1A with the SEC on April 18, 2008, and is incorporated by reference.

		(ii)
Amended and Restated Declaration of Trust was previously filed with Registrant’s Post-Effective Amendment No. 140 to its Registration Statement on Form N-1A with the SEC on June 22, 2009, and is incorporated by reference.

(b)			Amended and Restated By-Laws.
	(1)
Amended and Restated By-Laws were previously filed with Registrant’s Post-Effective Amendment No. 140 to its Registration Statement on Form N-1A with the SEC on June 22, 2009, and is incorporated by reference.

(c)			Instruments Defining Rights of Security Holders are incorporated by reference to the Declaration of Trust and Bylaws.
(d)	(1)	(i)
Investment Advisory Agreement was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on April 27, 2006, and is incorporated by reference.

		(ii)
Amended and Restated Investment Advisory Agreement was previously filed with Registrant’s Post-Effective Amendment No. 208 to its Registration Statement on Form N-1A with the SEC on November 5, 2010, and is incorporated by reference.

		(iii)	First Amendment to the Amended and Restated Investment Advisory Agreement – Filed Herewith.
(e)	(1)	(i)
Underwriting Agreement was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on April 27, 2006, and is incorporated by reference.

		(ii)
Second Amendment to the Distribution Agreement was previously filed with Registrant’s Post-Effective Amendment No. 208 to its Registration Statement on Form N-1A with the SEC on November 5, 2010, and is incorporated by reference.

		(iii)
Third Amendment to the Distribution Agreement was previously filed with Registrant’s Post-Effective Amendment No. 208 to its Registration Statement on Form N-1A with the SEC on November 5, 2010, and is incorporated by reference.

(f)			Bonus or Profit Sharing Contracts – Not Applicable.
(g)	(1)	(i)	Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on April 27, 2006, and is incorporated by reference.
		(ii)
First Amendment to the Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 208 to its Registration Statement on Form N-1A with the SEC on November 5, 2010, and is incorporated by reference.

		(iii)
Second Amendment to the Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 208 to its Registration Statement on Form N-1A with the SEC on November 5, 2010, and is incorporated by reference.

(h)			Other Material Contracts.
	(1)	(i)
Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on April 27, 2006, and is incorporated by reference.

(ii)
Third Amendment to the Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 208 to its Registration Statement on Form N-1A with the SEC on November 5, 2010, and is incorporated by reference.

(iii)
Fourth Amendment to the Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 208 to its Registration Statement on Form N-1A with the SEC on November 5, 2010, and is incorporated by reference.

	(2)	(i)
Transfer Agent Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on April 27, 2006, and is incorporated by reference.

(ii)
Second Amendment to the Transfer Agent Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 208 to its Registration Statement on Form N-1A with the SEC on November 5, 2010, and is incorporated by reference.

(iii)
Third Amendment to the Transfer Agent Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 208 to its Registration Statement on Form N-1A with the SEC on November 5, 2010, and is incorporated by reference.

	(3)	(i)
Fund Accounting Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on April 27, 2006, and is incorporated by reference.

(ii)
First Amendment to the Fund Accounting Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 208 to its Registration Statement on Form N-1A with the SEC on November 5, 2010, and is incorporated by reference.

(iii)
Second Amendment to the Fund Accounting Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 208 to its Registration Statement on Form N-1A with the SEC on November 5, 2010, and is incorporated by reference.

	(4)		Power of Attorney was previously filed with Registrant’s Post-Effective Amendment No. 357 to its Registration Statement on Form N-1A with the SEC on January 25, 2013, and is incorporated by reference.
	(5)	(i)
Operating Expense Limitation Agreement was previously filed with Registrant’s Post-Effective Amendment No. 19 to its Registration Statement on Form N-1A with the SEC on April 28, 2006, and is incorporated by reference.

(ii)
Amended and Restated Operating Expense Limitation Agreement was previously filed with Registrant’s Post-Effective Amendment No. 208 to its Registration Statement on Form N-1A with the SEC on November 5, 2010, and is incorporated by reference.

		(iii)	First Amendment to the Amended and Restated Operating Expense Limitation Agreement – Filed Herewith.
(i)			Legal Opinions.
(1)
Opinion and Consent of Counsel was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on April 27, 2006, and is incorporated by reference.

(2)
Opinion and Consent of Counsel was previously filed with Registrant’s Post-Effective Amendment No. 208 to its Registration Statement on Form N-1A with the SEC on November 5, 2010, and is incorporated by reference.

	(3)		Consent of Counsel – Not Applicable.
(j)			Other Opinions.
	(1)		Consent of Independent Registered Public Accounting Firm – Not Applicable.
(k)			Omitted Financial Statements – Not Applicable.

(l)		Agreement Relating to Initial Capital.
(1)
Agreement Relating to Initial Capital was previously filed with Registrant’s Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on December 19, 2003, and is incorporated by reference.

(m)		Rule 12b-1 Plan was previously filed with Registrant’s Post-Effective Amendment No. 208 to its Registration Statement on Form N-1A with the SEC on November 5, 2010, and is incorporated by reference.
(n)		Rule 18f-3 Plan was previously filed with Registrant’s Post-Effective Amendment No. 317 to its Registration Statement on Form N-1A with the SEC on June 18, 2012, and is incorporated by reference.
(o)		Reserved.
(p)		Code of Ethics.
(1)
Code of Ethics for Registrant was previously filed with Registrant’s Post-Effective Amendment No. 377 to its Registration Statement on Form N-1A with the SEC on May 21, 2013, and is incorporated by reference.

(2)
Code of Ethics for Fund and Adviser was previously filed with Registrant’s Post-Effective Amendment No. 383 to its Registration Statement on Form N-1A with the SEC on June 26, 2013, and is incorporated by reference.

(3)
Code of Ethics for Principal Underwriter was previously filed with Registrant’s Post-Effective Amendment No. 330 to its Registration Statement on Form N-1A with the SEC on September 19, 2012, and is incorporated by reference.

Item 29.    Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.    Indemnification

Reference is made to Article X of the Registrant’s Declaration of Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 31.    Business and Other Connections of Investment Adviser

Snow Capital Management L.P. (the “Adviser”) serves as the investment adviser for the Snow Capital Opportunity Fund and the Snow Capital Small Cap Value Fund.  The Adviser also serves as the investment adviser for the Snow Capital Focused Value Fund and the Snow Capital Hedged Value Fund, which are currently not offered for purchase, together with the Snow Capital Opportunity Fund and the Snow Capital Small Cap Value Fund (the “Funds”).  The principal business address of the Adviser is 2000 Georgetowne Drive, Suite 200, Sewickley, PA 15143.  With respect to the Adviser, the response to this Item is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”), and dated March 15, 2013.  The Adviser’s Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

Item 32.    Principal Underwriter.

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jensen Portfolio, Inc.
Advisors Series Trust	Kirr Marbach Partners Funds, Inc.
Aegis Funds	KKR Alternative Corporate Opportunities Fund P
Aegis Value Fund, Inc.	KKR Series Trust
Allied Asset Advisors Funds	Litman Gregory Funds Trust
Alpine Equity Trust	LKCM Funds
Alpine Income Trust	LoCorr Investment Trust
Alpine Series Trust	Loeb King Trust
Barrett Opportunity Fund, Inc.	Lord Asset Management Trust
Brandes Investment Trust	MainGate Trust
Bridge Builder Trust	Managed Portfolio Series
Bridges Investment Fund, Inc.	Matrix Advisors Value Fund, Inc.
Brookfield Investment Funds	Merger Fund
Brown Advisory Funds	Monetta Trust
Buffalo Funds	Nicholas Family of Funds, Inc.
Country Mutual Funds Trust	Permanent Portfolio Family of Funds, Inc.
Cushing Funds Trust	Perritt Funds, Inc.
DoubleLine Funds Trust	PRIMECAP Odyssey Funds
ETF Series Solutions	Professionally Managed Portfolios
Evermore Funds Trust	Prospector Funds, Inc.
FactorShares Trust	Provident Mutual Funds, Inc.
First American Funds, Inc.	Purisima Funds
First American Investment Funds, Inc.	Rainier Investment Management Mutual Funds
First American Strategy Funds, Inc.	RBC Funds Trust
Glenmede Fund, Inc.	SCS Financial Funds
Glenmede Portfolios	Stone Ridge Trust
Greenspring Fund, Inc.	Thompson IM Funds, Inc.
Guinness Atkinson Funds	TIFF Investment Program, Inc.
Harding Loevner Funds, Inc.	Trust for Professional Managers
Hennessy Funds Trust	USA Mutuals
Hennessy Funds, Inc.	USFS Funds Trust
Hennessy Mutual Funds, Inc.	Wall Street Fund, Inc.
Hennessy SPARX Funds Trust	Westchester Capital Funds
Hotchkis & Wiley Funds	Wexford Trust/PA
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
IronBridge Funds, Inc.	WY Funds
Jacob Funds, Inc.	YCG Funds

(b)           To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Joseph Bree(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None

(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)           The following table sets forth the commissions and other compensation received, directly or indirectly, from the Funds during the last fiscal year by the principal underwriter who is not an affiliated person of the Funds.

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commission	(3) Compensation on Redemption and Repurchases	(4) Brokerage Commissions	(5) Other Compensation
Quasar Distributors, LLC	$10,533	None	None	None

Item 33.    Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

Records Relating to:	Are located at:

Registrant’s Fund Administrator, Fund Accountant, and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Investment Advisor	Snow Capital Management, L.P. 2000 Georgetowne Drive, Suite 200 Sewickley, PA 15143
Registrant’s Custodian	U.S. Bank, National Association 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, WI 53202

Item 34.    Management Services.

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35.    Undertakings.

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 413 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 413 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 3rd day of December, 2013.

TRUST FOR PROFESSIONAL MANAGERS

By: /s/ John P. Buckel
John P. Buckel
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 413 to its Registration Statement has been signed below on December 3, 2013, by the following persons in the capacities indicated.

Signature	Title
Joseph C. Neuberger* Joseph C. Neuberger	Chairperson and Interested Trustee
Michael D. Akers* Michael D. Akers	Independent Trustee
Gary A. Drska* Gary A. Drska	Independent Trustee
Jonas B. Siegel* Jonas B. Siegel	Independent Trustee
/s/ John P. Buckel John P. Buckel	President and Principal Executive Officer
Jennifer A. Lima* Jennifer A. Lima	Vice President, Treasurer and Principal Financial and Accounting Officer
* By        /s/ John P. Buckel
John P. Buckel
*Attorney-in-Fact pursuant to Power of Attorney previously filed with Registrant’s Post-Effective Amendment No. 357 to its Registration Statement on Form N-1A with the SEC on January 25, 2013, and is incorporated by reference.

EXHIBIT INDEX

Exhibit	Exhibit No.

First Amendment to the Amended and Restated Investment Advisory Agreement	EX.99.d.(1)(iii)
First Amendment to the Amended and Restated Operating Expense Limitation Agreement	EX.99.h.(5)(iii)